CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

14.	CONCENTRATIONS AND RISKS

Credit risk

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

The Company’s securities trading activities are transacted on either a cash or margin basis. The Company’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations. In margin transactions, the Company extends credit to customers subject to various regulatory and internal margin requirements, collateralized by cash and securities in the customers’ account. IPO loans are exposed to credit risk from customers who fail to repay the loans upon IPO share allotment. The Company monitors the customers’ collateral level and has the right to dispose of the newly allotted shares once the shares first start trading.

In connection with its clearing activities, the Company is obligated to settle transactions with brokers and other financial institutions even if its customers fail to meet their obligations to the Company. Customers are required to complete their transactions by the settlement date, generally two business days after the trade date. If customers do not fulfil their contractual obligations, the Company may incur losses. The Company has established procedures to reduce this risk by generally requiring customers to deposit sufficient cash and/or securities into their account prior to placing an order.

Concentrations of credit risk

The Company’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

The following table sets forth a summary of single customer who represented 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Customer A	3,120	*	1,771	229
Customer B	-		1,619	208
Customer C	-	7,316	-	-
Customer D	-	2,299	-	-
Customer E	2,391	-	-	-

*	Less than 10%

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table sets forth a summary of single customer who represented 10% or more of the Company’s loans to customers and receivables from customers:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000
Customer F	7,066	5,939	765
Customer G	*	4,120	530
Customer H	*	2,966	382
Customer I	*	2,765	356
Customer J	7,457	-	-
Customer C	7,316	-	-

The following table sets forth a summary of single customer who represented 10% or more of the Company’s payables to customers:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Customer K	11,921	5,289	681
Customer L	*	1,199	154
Customer B	10,121	*	*
Customer M	8,772	*	*

*	Less than 10%

The disclosure of customers represents separate and distinct customers and there are no customers listed that also comprise a significant percentage of either the Company’s revenues or receivables or payables for any year or period presented.

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in HKD.

Market and geographic risk

The Company’s operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.